Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 5.6%
838,158	AAdvantage Loyalty IP Ltd. 10.294% (3-Month Term SOFR+475 basis points), 4/20/2028[2,3,4,5]	$856,233
1,743,733	Ali Group North America Corp. 6.438% (1-Month Term SOFR+200 basis points), 7/23/2029[2,3,4]	1,747,595
997,500	AmWINS Group, Inc. 0.000% (1-Month Term SOFR+225 basis points), 1/21/2032[2,3,4]	990,722
1,994,970	Asplundh Tree Expert LLC 6.074% (1-Month Term SOFR+175 basis points), 5/23/2031[2,3,4]	1,992,227
1,609,050	Astoria Energy LLC 0.100% (1-Month Term SOFR+350 basis points), 12/10/2027[2,3,4]	1,612,316
1,000,000	Boost Newco Borrower LLC 0.000% (1-Month Term SOFR+200 basis points), 1/31/2031[2,3,4]	994,690
890,651	Centuri Group, Inc. 6.938% (1-Month Term SOFR+250 basis points), 8/28/2028[2,3,4]	891,363
989,687	Charter Communications Operating LLC 6.560% (1-Month Term SOFR+225 basis points), 12/15/2031[2,3,4]	987,336
1,416,990	Coherent Corp. 6.324% (1-Month Term SOFR+200 basis points), 7/2/2029[2,3,4]	1,416,841
1,495,629	Core & Main LP 6.270% (1-Month Term SOFR+200 basis points), 7/27/2028[2,3,4]	1,495,629
1,974,759	Corpay Technologies Operating Co. LLC 6.074% (1-Month Term SOFR+175 basis points), 4/28/2028[2,3,4]	1,971,827
1,496,222	Dun & Bradstreet Corp. 0.000% (1-Month Term SOFR+225 basis points), 1/18/2029[2,3,4]	1,494,351
1,362,931	EFS Cogen Holdings I LLC 7.805% (3-Month Term SOFR+350 basis points), 10/1/2027[2,3,4]	1,363,149
2,333,451	Elanco Animal Health, Inc. 6.175% (1-Month Term SOFR+175 basis points), 8/2/2027[2,3,4]	2,331,398
1,173,684	Entain Holdings Gibraltar Ltd. 6.929% (3-Month Term SOFR+250 basis points), 3/16/2027[2,3,4,5]	1,175,462
2,993,734	EPIC Y-Grade Services LP 10.044% (3-Month Term SOFR+575 basis points), 6/29/2029[2,3,4]	2,997,956
1,678,750	Flutter Entertainment PLC 6.116% (3-Month Term SOFR+175 basis points), 11/29/2030[2,3,4,5]	1,674,251
1,484,496	Froneri US, Inc. 6.237% (1-Month Term SOFR+200 basis points), 9/30/2031[2,3,4]	1,476,784
2,217,735	Go Daddy Operating Co. LLC 6.074% (1-Month Term SOFR+175 basis points), 11/13/2029[2,3,4]	2,209,518
997,481	HomeServe USA Holding Corp. 0.000% (1-Month Term SOFR+200 basis points), 10/21/2030[2,3,4]	989,287
1,969,590	Hudson River Trading LLC 7.310% (1-Month Term SOFR+300 basis points), 3/18/2030[2,3,4]	1,968,891
1,368,415	Iridium Satellite LLC 6.574% (1-Month Term SOFR+225 basis points), 9/20/2030[2,3,4]	1,348,100

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
997,475	Iron Mountain Information Management LLC 6.325% (1-Month Term SOFR+225 basis points), 1/31/2031[2,3,4]	$993,425
1,160,192	Janus International Group LLC 6.791% (1-Month Term SOFR+250 basis points), 8/5/2030[2,3,4]	1,157,471
1,243,750	Kestrel Acquisition LLC 7.829% (3-Month Term SOFR+350 basis points), 11/6/2031[2,3,4]	1,249,969
997,494	Koppers, Inc. 0.000% (1-Month Term SOFR+250 basis points), 4/10/2030[2,3,4]	996,870
1,496,241	Light & Wonder International, Inc. 2.250% (1-Month Term SOFR+225 basis points), 4/16/2029[2,3,4]	1,494,483
1,488,759	Medline Borrower LP 6.575% (1-Month Term SOFR+225 basis points), 10/23/2028[2,3,4]	1,483,177
1,811,313	MITER Brands Acquisition Holdco, Inc. 7.324% (1-Month Term SOFR+350 basis points), 3/28/2031[2,3,4]	1,783,138
1,000,000	Northriver Midstream Finance LP 0.000% (3-Month Term SOFR+300 basis points), 8/16/2030[2,3,4,5]	996,390
1,492,481	PCI Gaming Authority 6.324% (1-Month Term SOFR+250 basis points), 5/29/2026[2,3,4]	1,480,146
997,500	Peer Holding III B.V. 0.000% (1-Month Term SOFR+250 basis points), 7/1/2031[2,3,4,5]	997,001
1,350,000	Pike Corp. 7.438% (1-Month Term SOFR+300 basis points), 1/21/2028[2,3,4]	1,354,981
1,500,000	Quikrete Holdings, Inc. 6.560% (1-Month Term SOFR+225 basis points), 2/10/2032[2,3,4]	1,485,045
1,745,625	Ryan Specialty LLC 6.575% (1-Month Term SOFR+225 basis points), 9/15/2031[2,3,4]	1,743,661
570,677	Smyrna Ready Mix Concrete LLC 7.322% (1-Month Term SOFR+300 basis points), 4/2/2029[2,3,4]	567,110
1,000,000	Stonepeak Nile Parent LLC 0.000% (1-Month Term SOFR+275 basis points), 2/3/2032[2,3,4]	997,345
1,940,250	Thunder Generation Funding LLC 7.329% (3-Month Term SOFR+300 basis points), 10/3/2031[2,3,4]	1,942,375
1,496,250	Trans Union LLC 6.074% (1-Month Term SOFR+175 basis points), 6/24/2031[2,3,4]	1,493,355
1,000,000	Wec U.S. Holdings Ltd. 6.574% (1-Month Term SOFR+275 basis points), 1/27/2031[2,3,4]	992,065
1,229,842	WhiteWater DBR HoldCo LLC 6.625% (1-Month Term SOFR+225 basis points), 3/3/2031[2,3,4]	1,227,278
	TOTAL BANK LOANS
	(Cost $58,555,628)	58,421,211

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS — 91.7%
	ASSET-BACKED SECURITIES — 45.7%
6,500,000	522 Funding CLO Ltd. Series 2019-5A, Class AR, 5.632% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,6]	$6,505,026
1,500,000	Series 2019-5A, Class ER, 11.062% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,6]	1,477,594
1,250,000	AIMCO CLO Ltd. Series 2024-22A, Class E, 10.793% (3-Month Term SOFR+650 basis points), 4/19/2037[3,4,6]	1,272,270
1,000,000	Series 2019-10A, Class ARR, 5.700% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,6]	1,003,197
143,721	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	143,769
7,113,000	American Express Credit Account Master Trust Series 2022-2, Class A, 3.390%, 5/15/2027[3]	7,102,103
5,250,000	Series 2022-3, Class A, 3.750%, 8/15/2027[3]	5,233,856
2,000,000	Anchorage Credit Funding Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,6]	2,000,010
1,500,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.093% (3-Month Term SOFR+280 basis points), 7/20/2031[3,4,6]	1,508,139
2,500,000	Apidos CLO Series 2017-28A, Class C, 7.055% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,6]	2,500,038
1,578,000	Series 2013-15A, Class ERR, 10.255% (3-Month Term SOFR+596.16 basis points), 4/20/2031[3,4,6]	1,584,016
1,500,000	Series XXXA, Class CR, 7.293% (3-Month Term SOFR+300 basis points), 10/18/2031[3,4,6]	1,502,481
5,000,000	Series 2015-23A, Class ARR, 5.367% (3-Month Term SOFR+105 basis points), 4/15/2033[3,4,6]	5,000,020
1,000,000	Series 2023-45A, Class E, 12.700% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,6]	1,011,731
1,000,000	Series 2022-42A, Class D1R, 6.771% (3-Month Term SOFR+245 basis points), 4/20/2038[3,4,6]	1,002,454
4,000,000	Ares CLO Ltd. Series 2015-2A, Class AR3, 5.623% (3-Month Term SOFR+132 basis points), 4/17/2033[3,4,6]	4,006,053
3,750,000	Series 2016-39A, Class AR3, 5.713% (3-Month Term SOFR+142 basis points), 7/18/2037[3,4,6]	3,755,642
1,500,000	Arini European CLO V DAC Series 32X, Class C, 8.442% (3-Month Euribor+200 basis points), 4/15/2039[3,4,7]	1,621,972

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
5,829,000	BA Credit Card Trust Series 2022-A2, Class A2, 5.000%, 4/15/2028[3]	$5,847,326
4,320,000	Series 2023-A1, Class A1, 4.790%, 5/15/2028[3]	4,341,008
1,500,000	Bain Capital Credit CLO Series 2018-2A, Class DR, 7.243% (3-Month Term SOFR+295 basis points), 7/19/2031[3,4,6]	1,502,282
1,250,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 11.314% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,6]	1,251,768
1,340,709	Barings CLO Ltd. Series 2015-IA, Class AR, 5.545% (3-Month Term SOFR+125.16 basis points), 1/20/2031[3,4,6]	1,341,290
2,500,000	Series 2022-4A, Class A1R, 5.653% (3-Month Term SOFR+136 basis points), 10/20/2037[3,4,6]	2,499,427
4,235,000	Barings Equipment Finance LLC Series 2025-A, Class A2, 4.640%, 10/13/2028[3,6]	4,244,787
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 6.323% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	3,811,062
1,500,000	Battalion CLO Ltd. Series 2020-15A, Class A1RR, 5.284% (3-Month Term SOFR+98 basis points), 1/17/2033[3,4,6]	1,495,799
1,000,000	Series 2020-15A, Class BR, 5.804% (3-Month Term SOFR+150 basis points), 1/17/2033[3,4,6]	1,001,272
2,000,000	Series 2016-10A, Class CR2, 8.008% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,6]	1,977,885
45,909	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 5.239%, 7/25/2034[3,8]	42,861
1,750,000	Benefit Street Partners CLO Ltd. Series 2015-8A, Class CR, 7.305% (3-Month Term SOFR+301.16 basis points), 1/20/2031[3,4,6]	1,755,714
1,850,000	Series 2019-18A, Class A1R, 5.734% (3-Month Term SOFR+143.16 basis points), 10/15/2034[3,4,6]	1,851,384
750,000	Series 2020-21A, Class ER, 11.264% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,6]	754,812
1,000,000	Series 2019-18A, Class ER, 11.314% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,6]	1,005,148
1,000,000	Series 2019-17A, Class D1R2, 7.452% (3-Month Term SOFR+315 basis points), 10/15/2037[3,4,6]	1,003,757
1,500,000	Series 2022-28A, Class AR, 5.643% (3-Month Term SOFR+135 basis points), 10/20/2037[3,4,6]	1,501,532

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,750,000	Series 2022-27A, Class D1R, 7.443% (3-Month Term SOFR+315 basis points), 10/20/2037[3,4,6]	$1,771,650
2,000,000	BlueMountain CLO Ltd. Series 2015-3A, Class A2R, 6.055% (3-Month Term SOFR+176.16 basis points), 4/20/2031[3,4,6]	2,003,310
1,750,000	Series 2020-29A, Class D2R, 8.812% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,6]	1,738,720
547,960	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	550,639
450,000	BofA Auto Trust Series 2024-1A, Class A3, 5.350%, 11/15/2028[3,6]	455,350
1,000,000	Bryant Park Funding Ltd. Series 2024-23A, Class E, 11.053% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,6]	1,013,077
1,000,000	Series 2021-17RA, Class ER, 11.223% (3-Month Term SOFR+693 basis points), 1/20/2038[3,4,6]	1,011,569
3,925,000	Capital One Multi-Asset Execution Trust Series 2022-A3, Class A, 4.950%, 10/15/2027[3]	3,933,509
5,020,000	Series 2023-A1, Class A, 4.420%, 5/15/2028[3]	5,023,725
3,266,118	Capital One Prime Auto Receivables Trust Series 2022-2, Class A3, 3.660%, 5/17/2027[3]	3,251,362
1,500,000	Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class BR2, 6.749% (3-Month Term SOFR+246.16 basis points), 1/14/2032[3,4,6]	1,504,419
2,000,000	Series 2012-4A, Class DR3, 7.790% (3-Month Term SOFR+350 basis points), 4/22/2032[3,4,6]	2,003,956
1,780,000	CarMax Auto Owner Trust Series 2024-4, Class A2A, 4.670%, 12/15/2027[3]	1,781,556
2,000,000	CBAM Ltd. Series 2018-6A, Class B2R, 6.664% (3-Month Term SOFR+236.16 basis points), 1/15/2031[3,4,6]	2,005,594
1,000,000	Series 2017-4A, Class D, 7.164% (3-Month Term SOFR+286.16 basis points), 1/15/2031[3,4,6]	1,002,795
2,000,000	Cedar Funding CLO Ltd. Series 2018-7A, Class DR, 7.043% (3-Month Term SOFR+275 basis points), 1/20/2031[3,4,6]	2,000,123
1,000,000	Series 2024-19A, Class A1, 5.571% (3-Month Term SOFR+133 basis points), 1/23/2038[3,4,6]	1,000,074
2,000,000	Series 2014-4A, Class AR3, 5.619% (3-Month Term SOFR+134 basis points), 1/23/2038[3,4,6]	2,002,085
1,000,000	Series 2014-4A, Class DR3, 7.579% (3-Month Term SOFR+330 basis points), 1/23/2038[3,4,6]	1,007,436

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,750,000	Series 2020-12A, Class ARR, 5.457% (3-Month Term SOFR+120 basis points), 1/25/2038[3,4,6]	$2,742,454
914,279	Chase Auto Owner Trust Series 2024-5A, Class A2, 4.400%, 11/26/2027[3,6]	913,575
4,825,000	Chase Issuance Trust Series 2022-A1, Class A, 3.970%, 9/15/2027[3]	4,812,551
2,800,000	CIFC European Funding CLO Series 3X, Class D, 6.385% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	3,037,303
3,500,000	CIFC Funding Ltd. Series 2013-3RA, Class A1R, 5.303% (3-Month Term SOFR+100 basis points), 4/24/2031[3,4,6]	3,500,000
3,900,000	Series 2019-1A, Class A1R2, 5.653% (3-Month Term SOFR+136 basis points), 10/20/2037[3,4,6]	3,901,950
5,205,000	Citibank Credit Card Issuance Trust Series 2023-A1, Class A1, 5.230%, 12/8/2027[3]	5,229,490
1,304,688	Citizens Auto Receivables Trust Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,6]	1,306,833
5,220,000	Series 2024-1, Class A3, 5.110%, 4/17/2028[3,6]	5,258,372
4,733,512	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[3,6,8]	3,945,103
4,710,259	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,6,8]	4,199,446
1,500,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class A1, 5.744% (3-Month Term SOFR+141 basis points), 1/15/2038[3,4,6]	1,501,207
1,250,000	Series 2024-1A, Class D, 7.434% (3-Month Term SOFR+310 basis points), 1/15/2038[3,4,6]	1,253,405
800,000	Crestline Denali CLO Ltd. Series 2017-1A, Class D, 8.285% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,6]	803,531
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 5.991% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,445,910
2,943,182	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,6]	2,953,112
1,110,246	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.484% (3-Month Term SOFR+118.16 basis points), 10/15/2030[3,4,6]	1,110,813
4,295,000	Discover Card Execution Note Trust Series 2023-A1, Class A, 4.310%, 3/15/2028[3]	4,293,132
151,192	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,6]	151,223

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
5,500,000	Dryden CLO Ltd. Series 2019-80A, Class AR, 5.553% (3-Month Term SOFR+125 basis points), 1/17/2033[3,4,6]	$5,500,068
1,000,000	Series 2020-86A, Class DR, 7.764% (3-Month Term SOFR+346.16 basis points), 7/17/2034[3,4,6]	1,002,575
2,000,000	Dryden Leveraged CLO 5.150%, 1/19/2038	2,192,513
93,737	Dryden Senior Loan Fund Series 2013-30A, Class AR, 5.405% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,6]	93,769
1,500,000	Series 2017-49A, Class DR, 7.955% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,6]	1,500,038
1,000,000	Series 2015-41A, Class DR, 7.164% (3-Month Term SOFR+286.16 basis points), 4/15/2031[3,4,6]	998,276
1,705,202	Series 2015-40A, Class AR2, 5.473% (3-Month Term SOFR+115 basis points), 8/15/2031[3,4,6]	1,704,776
1,500,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 7.055% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,6]	1,501,880
2,250,000	Series 2013-1A, Class D3R, 11.364% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,6]	2,204,901
1,000,000	Series 2020-2A, Class ER2, 10.802% (3-Month Term SOFR+650 basis points), 10/15/2037[3,4,6]	1,010,837
2,000,000	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.242% (3-Month Term SOFR+92 basis points), 10/20/2031[3,4,6]	2,000,002
3,984,730	Ellington Financial Mortgage Trust Series 2021-2, Class A1, 0.931%, 6/25/2066[3,6,8]	3,283,876
4,102,771	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,6,8]	3,391,974
5,000,000	Elmwood CLO Ltd. Series 2020-3A, Class ARR, 5.673% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	4,999,835
1,750,000	Series 2019-3A, Class A1RR, 5.673% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,6]	1,757,407
2,000,000	Empower CLO Ltd. Series 2022-1A, Class A1R, 5.683% (3-Month Term SOFR+139 basis points), 10/20/2037[3,4,6]	2,003,340
332,620	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	332,873
1,000,000	Flatiron CLO Ltd. Series 2020-1A, Class ER, 10.772% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,6]	999,986

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2023-2A, Class E, 12.132% (3-Month Term SOFR+783 basis points), 1/15/2037[3,4,6]	$1,024,281
1,030,000	Ford Credit Auto Owner Trust Series 2024-D, Class A2A, 4.590%, 10/15/2027[3]	1,031,060
4,755,000	Ford Credit Floorplan Master Owner Trust A Series 2023-1, Class A1, 4.920%, 5/15/2028[3,6]	4,778,124
540,552	Galaxy CLO Ltd. Series 2013-15A, Class ARR, 5.534% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,6]	540,852
1,000,000	Series 2023-32A, Class E, 11.623% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,6]	1,011,991
	GM Financial Automobile Leasing Trust
992,228	Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	993,392
2,955,226	Series 2023-2, Class A3, 5.050%, 7/20/2026[3]	2,957,587
2,400,000	Series 2024-3, Class A2A, 4.290%, 1/20/2027[3]	2,395,903
6,375,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	6,405,122
206,240	GM Financial Consumer Automobile Receivables Trust Series 2021-4, Class A3, 0.680%, 9/16/2026[3]	205,166
4,150,000	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	4,183,603
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 7.994% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	1,086,680
1,000,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.093% (3-Month Term SOFR+280 basis points), 10/20/2032[3,4,6]	1,002,900
500,000	Series 2020-7A, Class FR, 12.305% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,6]	499,497
2,000,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 5.800% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,6]	2,002,162
1,000,000	Golub Capital Partners Static Ltd. Series 2024-1A, Class E, 10.793% (3-Month Term SOFR+650 basis points), 4/20/2033[3,4,6]	1,006,711
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 7.064% (3-Month Term SOFR+276.16 basis points), 4/15/2031[3,4,6]	1,895,289
	Harley-Davidson Motorcycle Trust
611,537	Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	612,342
5,000,000	Series 2024-A, Class A3, 5.370%, 3/15/2029[3]	5,066,595

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 4.085% (3-Month Euribor+130 basis points), 10/15/2031[3,4,6]	$1,082,136
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015, Class DR3, 7.302% (3-Month Term SOFR+300 basis points), 10/15/2030[3,4,6]	1,000,036
	Honda Auto Receivables Owner Trust
4,500,000	Series 2024-2, Class A3, 5.270%, 11/20/2028[3]	4,559,296
4,500,000	Series 2023-3, Class A4, 5.300%, 12/18/2029[3]	4,565,934
	Honda Auto Receivables Trust
4,500,000	Series 2025-A, Class A2A, 4.330%, 12/15/2027[3]	4,497,817
1,250,000	HPS Loan Management Ltd. Series 13A-18, Class DR, 7.252% (3-Month Term SOFR+295 basis points), 10/15/2030[3,4,6]	1,251,889
2,250,000	Series 15A-19, Class ER, 11.090% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,6]	2,263,415
	Hyundai Auto Lease Securitization Trust
4,059,354	Series 2024-A, Class A2A, 5.150%, 6/15/2026[3,6]	4,065,001
4,500,000	Series 2024-B, Class A3, 5.410%, 5/17/2027[3,6]	4,541,481
4,381,000	Hyundai Auto Receivables Trust Series 2023-C, Class A3, 5.540%, 10/16/2028[3]	4,440,108
923,398	John Deere Owner Trust Series 2022-C, Class A3, 5.090%, 6/15/2027[3]	926,381
1,335,000	Series 2025-A, Class A2A, 4.230%, 3/15/2028[3]	1,335,096
416,561	KKR CLO Ltd. Series 18, Class AR, 5.495% (3-Month Term SOFR+120.16 basis points), 7/18/2030[3,4,6]	416,820
532,669	LCM Ltd. Series 24A, Class AR, 5.535% (3-Month Term SOFR+124.16 basis points), 3/20/2030[3,4,6]	532,932
769,600	Madison Park Funding Ltd. Series 9A, Class DR, 8.175% (3-Month Term SOFR+386.16 basis points), 5/28/2030[3,4,6]	773,698
1,000,000	Magnetite Ltd. Series 2015-15A, Class ER, 9.762% (3-Month Term SOFR+546.16 basis points), 7/25/2031[3,4,6]	987,989
500,000	Series 2015-12A, Class ER, 10.244% (3-Month Term SOFR+594.16 basis points), 10/15/2031[3,4,6]	502,424
1,000,000	Series 2020-25A, Class E, 10.912% (3-Month Term SOFR+661.16 basis points), 1/25/2032[3,4,6]	1,005,600

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Menlo CLO Ltd. Series 2024-1A, Class D1, 7.580% (3-Month Term SOFR+325 basis points), 1/20/2038[3,4,6]	$1,500,951
5,642,410	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	5,645,863
1,750,000	Series 2024-A, Class A3, 5.320%, 1/18/2028[3]	1,771,719
1,099,462	Milos CLO Ltd. Series 2017-1A, Class AR, 5.625% (3-Month Term SOFR+133.16 basis points), 10/20/2030[3,4,6]	1,099,946
2,500,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-16A, Class E, 11.152% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,6]	2,525,778
1,500,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 8.504% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,6]	1,482,269
4,000,000	Neuberger Berman CLO Ltd. Series 2017-16SA, Class A1R2, 5.490% (3-Month Term SOFR+118 basis points), 4/15/2039[3,4,6]	4,000,095
1,000,000	Series 2017-16SA, Class D1R2, 7.010% (3-Month Term SOFR+270 basis points), 4/15/2039[3,4,6]	1,000,046
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-28A, Class D1R, 7.493% (3-Month Term SOFR+320 basis points), 10/20/2038[3,4,6]	1,014,394
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 5.748% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,086,687
1,500,000	New Mountain CLO Ltd. Series CLO-4A, Class B1, 6.743% (3-Month Term SOFR+245 basis points), 4/20/2036[3,4,6]	1,504,864
1,000,000	Series CLO-5A, Class E, 11.143% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,6]	1,008,807
1,750,000	Series CLO-6A, Class D1, 7.739% (3-Month Term SOFR+310 basis points), 10/15/2037[3,4,6]	1,776,146
1,500,000	Series CLO-7A, Class A1, 5.484% (3-Month Term SOFR+120 basis points), 3/31/2038[3,4,6]	1,500,000
789,661	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 5.662% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,6]	790,019
750,000	Series 2016-1A, Class DR, 10.812% (3-Month Term SOFR+651.16 basis points), 12/21/2029[3,4,6]	739,852
5,278,444	Nissan Auto Lease Trust Series 2024-B, Class A2A, 5.050%, 6/15/2027[3]	5,301,263

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,054,361	Nissan Auto Receivables Owner Trust Series 2021-A, Class A4, 0.570%, 9/15/2027[3]	$3,019,926
4,400,000	Series 2024-A, Class A3, 5.280%, 12/15/2028[3]	4,455,282
1,082,126	OBX Trust Series 2020-INV1, Class A11, 5.335% (1-Month Term SOFR+101.45 basis points), 12/25/2049[3,4,6]	1,029,437
1,013,369	OCP CLO Ltd. Series 2014-5A, Class A1R, 5.642% (3-Month Term SOFR+134.16 basis points), 4/26/2031[3,4,6]	1,013,788
1,500,000	Series 2023-30A, Class E, 11.387% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,6]	1,523,990
4,500,000	Series 2024-31A, Class A1, 5.923% (3-Month Term SOFR+163 basis points), 4/20/2037[3,4,6]	4,512,407
1,500,000	Series 2024-32A, Class D2, 9.050%, 4/23/2037[3,6]	1,534,064
895,000	Series 2024-32A, Class E, 11.050% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,6]	911,104
3,000,000	Series 2017-14A, Class A1R, 5.663% (3-Month Term SOFR+137 basis points), 7/20/2037[3,4,6]	3,007,755
4,000,000	Series 2022-25A, Class A1R, 5.713% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,6]	4,010,334
1,500,000	Series 2019-17A, Class BR2, 6.043% (3-Month Term SOFR+175 basis points), 7/20/2037[3,4,6]	1,507,695
1,000,000	Series 2020-18A, Class ER2, 10.543% (3-Month Term SOFR+625 basis points), 7/20/2037[3,4,6]	1,006,030
3,500,000	Series 2017-13A, Class AR2, 5.900% (3-Month Term SOFR+134 basis points), 11/26/2037[3,4,6]	3,496,781
1,500,000	OCP Euro DAC Series 2025-12A, Class B2, 4.700%, 1/20/2038[3,6,7]	1,621,972
1,000,000	Octagon Investment Partners Ltd. Series 2012-1A, Class CRR, 8.464% (3-Month Term SOFR+416.16 basis points), 7/15/2029[3,4,6]	1,003,573
750,000	Series 2014-1A, Class DRR, 7.302% (3-Month Term SOFR+301.16 basis points), 1/22/2030[3,4,6]	752,453
1,000,000	OHA Credit Funding Ltd. Series 2022-11A, Class B1R, 5.893% (3-Month Term SOFR+160 basis points), 7/19/2037[3,4,6]	1,003,776
2,000,000	OZLM Ltd. Series 2014-6A, Class CT, 7.203% (3-Month Term SOFR+290 basis points), 4/17/2031[3,4,6]	2,002,734
2,647,186	Series 2014-9A, Class A1A4, 5.493% (3-Month Term SOFR+120 basis points), 10/20/2031[3,4,6]	2,648,856

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Penta CLO DAC Series 2017-3X, Class CRR, 4.522% (3-Month Euribor+200 basis points), 10/17/2038[3,4]	$1,633,362
1,250,000	Post CLO Ltd. Series 2021-1A, Class DR, 7.315% (3-Month Term SOFR+300 basis points), 10/15/2034[3,4,6]	1,250,057
4,500,000	Series 2022-1A, Class A, 5.673% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,6]	4,494,825
4,000,000	Series 2023-1A, Class A, 6.243% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,6]	4,011,472
1,500,000	Series 2023-1A, Class D, 9.543% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,6]	1,505,700
4,000,000	Series 2024-1A, Class A1, 5.893% (3-Month Term SOFR+160 basis points), 4/20/2037[3,4,6]	4,010,016
1,000,000	Series 2018-1A, Class D1R, 7.708% (3-Month Term SOFR+340 basis points), 10/16/2037[3,4,6]	1,012,326
1,000,000	Series 2024-2A, Class E, 10.956% (3-Month Term SOFR+650 basis points), 1/20/2038[3,4,6]	1,015,077
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 11.174% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,6]	1,336,015
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 13.025% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,6]	916,880
4,344,087	Regatta Funding Ltd. Series 2018-2A, Class A1R, 5.402% (3-Month Term SOFR+110 basis points), 7/15/2031[3,4,6]	4,342,172
1,000,000	Series 2019-2A, Class ER, 11.402% (3-Month Term SOFR+710 basis points), 1/15/2033[3,4,6]	1,005,479
1,500,000	Series 2016-1A, Class DR2, 7.655% (3-Month Term SOFR+336.16 basis points), 4/20/2034[3,4,6]	1,509,204
2,000,000	Series 2016-1A, Class A1R2, 5.716% (3-Month Term SOFR+141.16 basis points), 6/20/2034[3,4,6]	2,001,074
2,000,000	Series 2016-1A, Class ER2, 10.966% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,6]	1,992,633
1,250,000	Series 2021-1A, Class D1R, 6.921% (3-Month Term SOFR+260 basis points), 4/15/2038[3,4,6]	1,253,086
1,588,963	Romark WM-R Ltd. Series 2018-1A, Class A1, 5.585% (3-Month Term SOFR+129.16 basis points), 4/20/2031[3,4,6]	1,589,770
5,795,000	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A3, 5.470%, 10/20/2028[3,6]	5,841,018

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 7.421% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,6]	$2,503,995
2,000,000	Silver Point CLO Ltd. Series 2024-6A, Class A1, 5.967% (3-Month Term SOFR+140 basis points), 10/15/2037[3,4,6]	2,001,047
1,000,000	Series 2024-6A, Class D1, 7.867% (3-Month Term SOFR+330 basis points), 10/15/2037[3,4,6]	992,042
1,000,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.966% (3-Month Term SOFR+265 basis points), 4/21/2038[3,4,6]	1,000,000
1,500,000	Sound Point CLO Ltd. Series 2019-3A, Class DR, 8.062% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,6]	1,456,195
1,500,000	Symphony CLO Ltd. Series 2019-21A, Class AR2, 5.224% (3-Month Term SOFR+90 basis points), 7/15/2032[3,4,6]	1,489,125
2,196,752	TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 5.571% (3-Month Term SOFR+128.16 basis points), 10/13/2032[3,4,6]	2,197,554
2,546,070	Tesla Auto Lease Trust Series 2023-A, Class A3, 5.890%, 6/22/2026[3,6]	2,552,242
1,750,000	Series 2024-A, Class A4, 5.310%, 12/20/2027[3,6]	1,762,399
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 7.505% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,6]	1,000,161
364,300	Series 2014-2A, Class AR, 5.704% (3-Month Term SOFR+140.16 basis points), 1/15/2031[3,4,6]	364,573
44,664	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	44,672
5,665,000	Series 2025-A, Class A2A, 4.480%, 11/15/2027[3]	5,669,606
2,120,290	Toyota Lease Owner Trust Series 2023-A, Class A3, 4.930%, 4/20/2026[3,6]	2,120,799
5,450,000	Series 2024-A, Class A3, 5.250%, 4/20/2027[3,6]	5,486,019
4,000,000	Trestles CLO Ltd. Series 2017-1A, Class A1RR, 5.760% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,6]	4,004,326
3,000,000	Series 2018-2A, Class A1R, 5.870% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,6]	3,007,414
2,000,000	Series 2023-6A, Class A1R, 5.454% (3-Month Term SOFR+118 basis points), 4/25/2038[3,4,6]	1,992,135

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
3,000,000	Trinitas CLO Ltd. Series 2024-29A, Class A1, 5.780% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,6]	$3,006,548
1,250,000	Series 2022-21A, Class C1R, 6.266% (3-Month Term SOFR+195 basis points), 4/20/2038[3,4,6]	1,263,823
2,000,000	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.304% (3-Month Term SOFR+100 basis points), 7/30/2032[3,4,6]	1,997,103
1,250,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.143% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,6]	1,257,523
4,941,000	Verizon Master Trust Series 2024-1, Class A1A, 5.000%, 12/20/2028[3]	4,959,460
1,417,409	Verus Securitization Trust Series 2021-5, Class A1, 1.013%, 9/25/2066[3,6,8]	1,208,360
241,103	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,6,8]	238,102
3,115,000	Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A, 4.650%, 11/22/2027[3]	3,119,962
1,250,000	Voya CLO Ltd. Series 2017-1A, Class C, 7.894% (3-Month Term SOFR+359.16 basis points), 4/17/2030[3,4,6]	1,250,653
222,664	Series 2017-2A, Class A1R, 5.544% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,6]	222,765
1,000,000	Series 2013-1A, Class CR, 7.514% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,6]	1,001,398
1,000,000	Series 2014-1A, Class CR2, 7.355% (3-Month Term SOFR+306.16 basis points), 4/18/2031[3,4,6]	999,026
2,000,000	Series 2013-2A, Class CR, 7.312% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,6]	2,002,504
1,500,000	Series 2018-3A, Class CR2, 6.652% (3-Month Term SOFR+235 basis points), 10/15/2031[3,4,6]	1,503,214
2,500,000	Series 2016-3A, Class CR, 7.805% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,6]	2,487,727
2,397,326	Series 2015-3A, Class A1R3, 5.440% (3-Month Term SOFR+115 basis points), 10/20/2031[3,4,6]	2,399,056
1,250,000	Series 2022-3A, Class ER, 12.293% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,6]	1,269,032
1,500,000	Series 2020-3A, Class ARR, 5.543% (3-Month Term SOFR+125 basis points), 1/20/2038[3,4,6]	1,500,375
2,000,000	Voya Euro CLO DAC Series 1A, Class B2R, 5.150%, 10/15/2037[3,6]	2,196,941

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Whitebox Clo Ltd. Series 2020-2A, Class A1R2, 5.677% (3-Month Term SOFR+138 basis points), 10/24/2037[3,4,6]	$1,000,008
471,182	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	469,592
259,246	World Omni Select Auto Trust Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	259,346
	TOTAL ASSET-BACKED SECURITIES
	(Cost $477,364,341)	477,593,724
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
1,250,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 5.584% (1-Month Term SOFR+126.45 basis points), 4/15/2034[4,6]	1,183,175
2,543,079	BBCMS Mortgage Trust Series 2019-BWAY, Class A, 5.389% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,6]	1,640,337
2,000,000	Series 2019-BWAY, Class D, 6.593% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,6]	21,032
3,025,000	BFLD Trust Series 2021-FPM, Class A, 6.034% (1-Month Term SOFR+171.45 basis points), 6/15/2038[3,4,6]	3,013,569
3,000,000	BPR Trust Series 2022-OANA, Class A, 6.217% (1-Month Term SOFR+189.8 basis points), 4/15/2037[4,6]	3,004,584
1,000,000	Series 2021-WILL, Class B, 7.434% (1-Month Term SOFR+311.45 basis points), 6/15/2038[4,6]	996,021
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[6]	2,024,926
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 5.467% (1-Month Term SOFR+114.7 basis points), 12/15/2031[4,6]	202,651
750,000	CSMC Series 2020-FACT, Class B, 6.934% (1-Month Term SOFR+261.45 basis points), 10/15/2037[4,6]	719,094
1,000,000	Elmwood CLO Ltd. Series 2021-2A, Class D1R, 6.972% (3-Month Term SOFR+265 basis points), 4/20/2038[3,4,6]	992,428
606,196	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 4.548%, 5/28/2035[3,8]	591,569
3,031,312	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	2,620,181

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
18,297	Mellon Residential Funding Series 1999-TBC3, Class A2, 5.009%, 10/20/2029[3,8]	$17,759
2,880,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 5.529% (1-Month Term SOFR+120.95 basis points), 11/15/2038[4,6]	2,860,572
1,500,000	Regatta Funding Ltd. Series 2018-3A, Class DR, 7.100% (3-Month Term SOFR+280 basis points), 10/25/2031[3,4,6]	1,502,063
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[6,8]	90,956
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $26,018,333)	21,480,917
	CORPORATE — 27.7%
	BASIC MATERIALS — 1.2%
1,200,000	Celanese U.S. Holdings LLC 0.625%, 9/10/2028[3]	1,151,124
700,000	6.500%, 4/15/2030[3]	695,525
2,645,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	2,529,281
2,540,000	Methanex Corp. 5.125%, 10/15/2027[3,5]	2,492,494
1,700,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,6]	1,672,375
4,175,000	Sherwin-Williams Co. 3.450%, 6/1/2027[3]	4,086,361
		12,627,160
	COMMUNICATIONS — 2.3%
4,125,000	AT&T, Inc. 1.650%, 2/1/2028[3]	3,816,491
1,550,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 5/1/2027[3,6]	1,526,750
4,150,000	Comcast Corp. 5.350%, 11/15/2027[3]	4,257,294
350,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/1/2027[3,6]	347,338
2,614,000	Match Group, Inc. 4.625%, 6/1/2028[3,6]	2,509,440
1,500,000	Matterhorn Telecom S.A. 4.500%, 1/30/2030[3]	1,624,900
2,000,000	Netflix, Inc. 4.875%, 4/15/2028	2,029,272

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
2,325,000	T-Mobile USA, Inc. 4.750%, 2/1/2028[3]	$2,324,117
2,025,000	Verizon Communications, Inc. 4.125%, 3/16/2027	2,015,264
1,875,000	4.329%, 9/21/2028	1,865,919
1,854,000	Zegona Finance PLC 8.625%, 7/15/2029[3,5,6]	1,969,875
		24,286,660
	CONSUMER, CYCLICAL — 5.2%
1,030,000	1011778 BC ULC / New Red Finance, Inc. 3.875%, 1/15/2028[3,5,6]	985,328
2,303,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,6]	2,229,748
2,300,000	1.300%, 2/10/2028[3,6]	2,093,113
2,465,000	Air Canada 3.875%, 8/15/2026[3,5,6]	2,412,328
1,000,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, 4/20/2026[5,6]	998,020
2,965,000	American Builders & Contractors Supply Co., Inc. 4.000%, 1/15/2028[3,6]	2,837,819
4,275,000	American Honda Finance Corp. 5.050% (SOFR+71 basis points), 1/9/2026[4]	4,283,982
1,700,000	Boyd Gaming Corp. 4.750%, 12/1/2027[3]	1,666,444
1,050,000	Churchill Downs, Inc. 5.500%, 4/1/2027[3,6]	1,042,372
1,482,000	Dana, Inc. 5.375%, 11/15/2027[3]	1,466,789
1,875,000	Ford Motor Credit Co. LLC 2.900%, 2/10/2029[3]	1,678,311
1,950,000	General Motors Co. 6.800%, 10/1/2027[3]	2,030,406
2,019,000	General Motors Financial Co., Inc. 5.380% (SOFR+104 basis points), 2/26/2027[4]	2,015,610
2,600,000	Hilton Domestic Operating Co., Inc. 3.750%, 5/1/2029[3,6]	2,427,147
240,000	Hyatt Hotels Corp. 5.250%, 6/30/2029[3]	242,418
2,446,000	Hyundai Capital America 2.750%, 9/27/2026[6]	2,379,232

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
2,450,000	International Game Technology PLC 5.250%, 1/15/2029[3,5,6]	$2,407,125
2,475,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 6/1/2027[3,6]	2,443,223
4,605,000	Lowe's Cos., Inc. 3.100%, 5/3/2027[3]	4,479,633
435,375	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500%, 6/20/2027[3,6]	437,524
2,275,000	Starbucks Corp. 4.850%, 2/8/2027[3]	2,292,806
1,450,000	Toyota Motor Credit Corp. 4.799% (SOFR Index+45 basis points), 4/10/2026[4]	1,450,075
930,000	5.232% (SOFR Index+89 basis points), 5/18/2026[4]	934,526
1,650,000	5.110% (SOFR+77 basis points), 8/7/2026[4]	1,656,927
2,200,000	United Airlines, Inc. 4.375%, 4/15/2026[3,6]	2,166,712
2,580,000	VOC Escrow Ltd. 5.000%, 2/15/2028[3,5,6]	2,528,400
2,575,000	Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/2028[3,6]	2,461,527
		54,047,545
	CONSUMER, NON-CYCLICAL — 5.0%
4,100,000	AbbVie, Inc. 4.250%, 11/14/2028[3]	4,090,980
2,100,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 4.625%, 1/15/2027[3,6]	2,070,625
2,750,000	Amgen, Inc. 2.200%, 2/21/2027[3]	2,641,523
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,6]	1,980,354
2,452,000	Block, Inc. 6.500%, 5/15/2032[3,6]	2,479,784
1,500,000	CVS Health Corp. 4.300%, 3/25/2028[3]	1,482,259
1,950,000	Elevance Health, Inc. 3.650%, 12/1/2027[3]	1,912,654
3,625,000	GE HealthCare Technologies, Inc. 5.650%, 11/15/2027[3]	3,722,904
2,975,000	Haleon U.S. Capital LLC 3.375%, 3/24/2027[3]	2,916,458

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,855,000	HCA, Inc. 5.200%, 6/1/2028[3]	$1,878,136
2,550,000	Herc Holdings, Inc. 5.500%, 7/15/2027[3,6]	2,541,460
1,500,000	IQVIA, Inc. 5.000%, 5/15/2027[3,6]	1,479,927
1,000,000	2.250%, 3/15/2029[3]	1,010,543
2,915,000	McKesson Corp. 1.300%, 8/15/2026[3]	2,800,196
825,000	Medline Borrower LP 3.875%, 4/1/2029[3,6]	771,720
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,6]	1,638,414
2,500,000	Mondelez International, Inc. 2.625%, 3/17/2027[3]	2,414,017
4,075,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2028[3,5]	4,085,599
2,425,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/2027[3,6]	2,297,687
2,450,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/1/2026[3,6]	2,408,245
750,000	Stryker Corp. 3.375%, 11/1/2025[3]	744,549
2,000,000	U.S. Foods, Inc. 4.750%, 2/15/2029[3,6]	1,930,124
2,675,000	United Rentals North America, Inc. 4.875%, 1/15/2028[3]	2,631,384
		51,929,542
	ENERGY — 2.4%
2,225,000	Archrock Partners LP / Archrock Partners Finance Corp. 6.250%, 4/1/2028[3,6]	2,233,344
1,290,000	Buckeye Partners LP 4.500%, 3/1/2028[3,6]	1,241,625
2,490,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[3]	2,464,258
3,700,000	Enbridge, Inc. 3.700%, 7/15/2027[3,5]	3,633,045
1,450,000	6.200%, 11/15/2030[3,5]	1,535,060
1,155,000	Hess Midstream Operations LP 5.875%, 3/1/2028[3,6]	1,158,609

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
1,325,000	5.125%, 6/15/2028[3,6]	$1,305,558
1,245,000	NextEra Energy Partners LP 2.500%, 6/15/2026[6,9]	1,190,220
1,400,000	NGPL PipeCo LLC 4.875%, 8/15/2027[3,6]	1,397,980
2,925,000	ONEOK, Inc. 5.000%, 3/1/2026[3]	2,929,756
1,923,000	Rockies Express Pipeline LLC 3.600%, 5/15/2025[3,6]	1,917,518
1,325,000	TerraForm Power Operating LLC 5.000%, 1/31/2028[3,6]	1,281,938
2,525,000	Venture Global LNG, Inc. 8.125%, 6/1/2028[3,6]	2,578,656
		24,867,567
	FINANCIAL — 1.7%
2,235,000	American Tower Corp. 3.375%, 10/15/2026[3]	2,195,431
1,440,000	AmWINS Group, Inc. 6.375%, 2/15/2029[3,6]	1,451,874
800,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[3,6]	761,287
3,505,000	Digital Realty Trust LP 3.700%, 8/15/2027[3]	3,442,776
3,000,000	Intercontinental Exchange, Inc. 4.000%, 9/15/2027[3]	2,974,560
1,600,000	Iron Mountain, Inc. 5.250%, 3/15/2028[3,6]	1,564,986
1,215,000	Jane Street Group / JSG Finance, Inc. 4.500%, 11/15/2029[3,6]	1,148,476
1,920,000	Mastercard, Inc. 4.776% (SOFR Index+44 basis points), 3/15/2028[4]	1,919,263
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[6]	588,963
1,675,000	SBA Communications Corp. 3.875%, 2/15/2027[3]	1,630,326
		17,677,942
	INDUSTRIAL — 5.1%
2,550,000	Advanced Drainage Systems, Inc. 5.000%, 9/30/2027[3,6]	2,503,641

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
1,020,000	Ball Corp. 2.875%, 8/15/2030[3]	$889,785
3,115,000	Berry Global, Inc. 5.625%, 7/15/2027[3,6]	3,114,343
1,845,000	Builders FirstSource, Inc. 5.000%, 3/1/2030[3,6]	1,764,966
1,810,000	Caterpillar Financial Services Corp. 4.796% (SOFR+46 basis points), 2/27/2026[4]	1,813,671
1,525,000	4.720% (SOFR+38 basis points), 1/7/2027[4]	1,526,173
1,475,000	4.860% (SOFR+52 basis points), 5/14/2027[4]	1,479,364
2,475,000	Clean Harbors, Inc. 4.875%, 7/15/2027[3,6]	2,442,077
825,000	Crown Americas LLC / Crown Americas Capital Corp. 4.750%, 2/1/2026[3]	819,274
1,785,000	4.250%, 9/30/2026[3]	1,751,635
1,600,000	CSX Corp. 3.800%, 3/1/2028[3]	1,575,546
650,000	Graphic Packaging International LLC 4.750%, 7/15/2027[3,6]	637,317
1,975,000	3.500%, 3/15/2028[3,6]	1,863,906
4,265,000	John Deere Capital Corp. 4.780% (SOFR+44 basis points), 3/6/2026[4]	4,276,695
3,745,000	MasTec, Inc. 4.500%, 8/15/2028[3,6]	3,658,854
2,475,000	Mueller Water Products, Inc. 4.000%, 6/15/2029[3,6]	2,301,656
2,050,000	Parker-Hannifin Corp. 4.250%, 9/15/2027[3]	2,045,867
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	566,660
1,860,000	Sealed Air Corp. 4.000%, 12/1/2027[3,6]	1,792,026
765,000	5.000%, 4/15/2029[3,6]	743,649
1,013,000	Silgan Holdings, Inc. 1.400%, 4/1/2026[3,6]	977,810
1,750,000	2.250%, 6/1/2028[3]	1,796,410
1,885,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,6]	1,835,519

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
1,000,000	Standard Industries, Inc. 2.250%, 11/21/2026[3]	$1,052,829
1,445,000	4.750%, 1/15/2028[3,6]	1,398,037
4,775,000	Veralto Corp. 5.500%, 9/18/2026[3]	4,834,802
2,595,000	Vertiv Group Corp. 4.125%, 11/15/2028[3,6]	2,473,183
1,110,000	WESCO Distribution, Inc. 6.375%, 3/15/2029[3,6]	1,124,270
		53,059,965
	TECHNOLOGY — 2.1%
1,030,000	ASGN, Inc. 4.625%, 5/15/2028[3,6]	983,901
4,300,000	Broadcom Corp. 3.875%, 1/15/2027[3,5]	4,253,753
2,700,000	Dell International LLC / EMC Corp. 5.250%, 2/1/2028[3]	2,749,672
425,000	Entegris, Inc. 4.375%, 4/15/2028[3,6]	408,000
2,420,000	4.750%, 4/15/2029[3,6]	2,335,128
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,686,265
3,550,000	Gartner, Inc. 4.500%, 7/1/2028[3,6]	3,483,658
3,725,000	Oracle Corp. 2.300%, 3/25/2028[3]	3,499,559
1,825,000	5.100% (SOFR+76 basis points), 8/3/2028[4]	1,831,156
		22,231,092
	UTILITIES — 2.7%
	AES Corp.
2,685,000	1.375%, 1/15/2026[3]	2,611,710
1,000,000	5.450%, 6/1/2028[3]	1,017,657
2,635,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,5,6]	2,480,729
3,250,000	Calpine Corp. 4.500%, 2/15/2028[3,6]	3,160,625
3,000,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	2,894,832

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
2,125,000	Clearway Energy Operating LLC 4.750%, 3/15/2028[3,6]	$2,061,250
1,950,000	DTE Energy Co. 4.950%, 7/1/2027[3]	1,965,169
1,325,000	Duke Energy Corp. 3.150%, 8/15/2027[3]	1,285,500
2,200,000	Eversource Energy 5.450%, 3/1/2028[3]	2,248,578
890,000	NextEra Energy Capital Holdings, Inc. 5.112% (SOFR Index+76 basis points), 1/29/2026[4]	893,115
3,500,000	3.550%, 5/1/2027[3]	3,433,913
1,500,000	NRG Energy, Inc. 3.375%, 2/15/2029[3,6]	1,378,608
1,100,000	5.750%, 7/15/2029[3,6]	1,084,832
2,025,000	Southern Co. 5.113%, 8/1/2027	2,047,524
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	242,610
		28,806,652
	TOTAL CORPORATE
	(Cost $289,234,215)	289,534,125
	U.S. GOVERNMENT — 16.3%
	United States Treasury Bill
9,400,000	0.000%, 4/1/2025	9,400,000
24,500,000	0.000%, 4/17/2025	24,453,670
10,000,000	0.000%, 5/6/2025	9,958,860
10,000,000	0.000%, 5/15/2025	9,948,310
10,000,000	0.000%, 5/22/2025	9,940,220
9,500,000	0.000%, 6/5/2025	9,428,133
20,000,000	0.000%, 6/12/2025	19,832,600
10,000,000	0.000%, 6/24/2025	9,902,230
10,500,000	0.000%, 7/10/2025	10,378,084
5,000,000	0.000%, 8/7/2025	4,926,145
10,500,000	0.000%, 9/11/2025	10,305,320
22,950,000	United States Treasury Note 3.500%, 1/31/2028	22,712,881

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
19,075,000	U.S. GOVERNMENT (Continued) 4.000%, 1/31/2029	$19,130,508
	TOTAL U.S. GOVERNMENT
	(Cost $169,717,082)	170,316,961
	TOTAL BONDS
	(Cost $962,333,971)	958,925,727

Number of Shares
	EXCHANGE-TRADED FUNDS — 0.1%
13,787	Palmer Square CLO Senior Debt ETF[10]	280,703
11,173	Palmer Square Credit Opportunities ETF	226,589
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $505,897)	507,292
	SHORT-TERM INVESTMENTS — 2.0%
21,186,697	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.14%[11,12]	21,186,697
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,186,697)	21,186,697
	TOTAL INVESTMENTS — 99.4%
	(Cost $1,042,582,193)	1,039,040,927
	Other Assets in Excess of Liabilities — 0.6%	6,753,073
	TOTAL NET ASSETS — 100.0%	$1,045,794,000

Principal Amount
	SECURITIES SOLD SHORT — (0.2)%
	BONDS — (0.2)%
	U.S. GOVERNMENT — (0.2)%
$(2,500,000)	United States Treasury Note 4.000%, 7/31/2029	(2,506,983)
	TOTAL U.S. GOVERNMENT
	(Proceeds $2,546,263)	(2,506,983)
	TOTAL BONDS
	(Proceeds $2,546,263)	(2,506,983)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,546,263)	$(2,506,983)

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

EUR – Euro

ETF – Exchange-Traded Fund

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $474,040,726 which represents 45.33% of total net assets of the Fund.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]	Variable rate security.
[9]	Convertible security.
[10]	Affiliated company.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $3,948, which represents 0.00% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(25)	U.S. 10 Year Treasury Note	June 2025	$(2,780,469)	$(36,328)

TOTAL FUTURES CONTRACTS			$(2,780,469)	$(36,328)

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	March 31, 2025	(Depreciation)
Euro	JP Morgan	EUR per USD	4/24/2025	(14,500,000)	(15,143,989)	(15,699,165)	(555,176)
Euro	JP Morgan	EUR per USD	6/5/2025	(2,250,000)	(2,400,307)	(2,442,099)	(41,792)
Euro	JP Morgan	EUR per USD	6/18/2025	(902,500)	(990,257)	(980,278)	9,979
Euro	JP Morgan	EUR per USD	6/25/2025	(4,655,000)	(5,045,904)	(5,058,189)	(12,285)
Euro	JP Morgan	EUR per USD	10/15/2025	(2,000,000)	(2,216,110)	(2,185,565)	30,545
Euro	JP Morgan	EUR per USD	12/2/2025	(2,000,000)	(2,143,334)	(2,191,198)	(47,864)
Euro	JP Morgan	EUR per USD	2/17/2026	(1,500,000)	(1,603,895)	(1,650,222)	(46,328)
Euro	JP Morgan	EUR per USD	3/27/2026	(1,500,000)	(1,651,731)	(1,653,610)	(1,879)
					(31,195,527)	(31,860,327)	(664,800)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(31,195,527)	$(31,860,327)	$(664,800)

EUR – Euro

See accompanying Notes to Financial Statements.